PREMISES AND EQUIPMENT - Future Minimum Rental Commitments Under Noncancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Operating Leases Future Minimum Payments Due [Abstract]
2014	$ 1,225
2015	988
2016	735
2017	723
2018	121
Thereafter